BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		9 Months Ended	10 Months Ended
	May 27, 2021	Sep. 30, 2022	Dec. 31, 2021
Cash and cash equivalents		$ 0	$ 737,986
Federal depository insurance coverage amount		250,000	250,000
Unrecognized tax benefits		0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0
Private Placement
Number of shares issued		907,000	907,000
Initial Public Offering
Number of shares issued	27,500,000
Class A ordinary shares
Ordinary shares, shares subject to possible redemption			27,500,000
Class A ordinary shares | Private Placement
Number of shares issued	907,000	907,000	907,000
Class A ordinary shares | Initial Public Offering
Number of shares issued	27,500,000
Class A Common Stock Subject to Redemption
Number of shares issued			27,500,000
Ordinary shares, shares subject to possible redemption		27,500,000	27,500,000